Annual Report

September 30, 2015

SPDR® S&P® 500 ETF Trust

A Unit Investment Trust

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500®”, “500®”, “Standard & Poor’s Depositary Receipts®”, “SPDR®” and “SPDRs®” are trademarks of Standard & Poor’s Financial Services LLC and have been licensed for use by S&P Dow Jones Indices LLC (“S&P”) and sublicensed for use by State Street Global Markets, LLC. SPDR® S&P 500® ETF Trust is permitted to use these trademarks pursuant to a sublicense from State Street Global Markets, LLC. SPDR® S&P 500® ETF Trust is not sponsored, endorsed, sold or promoted by S&P, its affiliates or its third party licensors.

SPDR S&P 500 ETF Trust

Trust Overview

INVESTMENT OBJECTIVE

SPDR S&P 500 ETF Trust (the “Trust”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”).

INVESTMENT STRATEGY

The Trust seeks to achieve this investment objective by holding a portfolio of the common stocks that are included in the Index (the “Portfolio”), with the weight of each stock in the Portfolio substantially corresponding to the weight of such stock in the Index.

PERFORMANCE OVERVIEW

The Trust ended its fiscal year on September 30, 2015, with a 12-month total return of -0.64% based on net asset value (“NAV”), as compared to the Index return of -0.61%.

The Trust’s performance reflects the operating expenses of the Trust, including brokerage expenses, marketing expenses, license fees, expenses relating to legal and audit services and Trustee fees. The Trust’s performance also reflects the impact of an expense waiver, and without this waiver, such performance would be lower. Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

SPDR S&P 500 ETF Trust

Schedule of Investments

September 30, 2015

Common Stocks	Shares	Value

3M Co.	6,146,658	$871,411,705
Abbott Laboratories	14,616,689	587,883,232
AbbVie, Inc.	16,274,854	885,514,806
Accenture PLC (Class A)	6,135,936	602,917,071
ACE, Ltd.	3,206,310	331,532,454
Activision Blizzard, Inc.	4,881,769	150,797,844
Adobe Systems, Inc.(a)	4,905,191	403,304,804
ADT Corp.	1,697,783	50,763,712
Advance Auto Parts, Inc.	708,973	134,371,653
AES Corp.	6,701,167	65,604,425
Aetna, Inc.	3,439,449	376,310,115
Affiliated Managers Group, Inc.(a)	537,696	91,940,639
AFLAC, Inc.	4,238,750	246,398,538
Agilent Technologies, Inc.	3,288,756	112,902,993
AGL Resources, Inc.	1,151,439	70,283,837
Air Products & Chemicals, Inc.	1,897,613	242,097,467
Airgas, Inc.	667,036	59,586,326
Akamai Technologies, Inc.(a)	1,751,237	120,940,427
Alcoa, Inc.	12,854,163	124,171,215
Alexion Pharmaceuticals, Inc.(a)	2,226,645	348,225,012
Allegion PLC	937,155	54,036,357
Allergan PLC(a)	3,875,096	1,053,289,844
Alliance Data Systems Corp.(a)	614,537	159,152,792
Allstate Corp.	3,938,879	229,400,313
Alphabet, Inc. (Class A)(a)	2,854,508	1,822,232,272
Alphabet, Inc. (Class C)(a)	2,914,320	1,773,130,574
Altera Corp.	2,982,683	149,372,765
Altria Group, Inc.	19,328,149	1,051,451,306
Amazon.com, Inc.(a)	3,775,672	1,932,728,740
Ameren Corp.	2,350,782	99,367,555
American Airlines Group, Inc.	6,606,743	256,539,831
American Electric Power Co., Inc.	4,810,980	273,552,323
American Express Co.	8,371,071	620,547,493
American International Group, Inc.	12,724,650	723,014,613
American Tower Corp.	4,166,780	366,593,304
Ameriprise Financial, Inc.	1,753,132	191,319,295
AmerisourceBergen Corp.	2,035,948	193,394,701
AMETEK, Inc.	2,395,784	125,347,419
Amgen, Inc.	7,466,106	1,032,711,782
Amphenol Corp. (Class A)	3,025,360	154,172,346
Anadarko Petroleum Corp.	4,986,730	301,148,625
Analog Devices, Inc.	3,078,270	173,645,211
Anthem, Inc.	2,573,876	360,342,640
Aon PLC	2,765,823	245,079,576
Apache Corp.	3,685,786	144,335,380

Common Stocks	Shares	Value

Apartment Investment & Management Co. (Class A)	1,530,653	$56,664,774
Apple, Inc.	56,118,114	6,189,827,974
Applied Materials, Inc.	11,809,314	173,478,823
Archer-Daniels-Midland Co.	5,990,607	248,310,660
Assurant, Inc.	696,137	55,001,784
AT&T, Inc.	60,550,045	1,972,720,466
Autodesk, Inc.(a)	2,222,837	98,116,025
Automatic Data Processing, Inc.	4,609,816	370,444,814
AutoNation, Inc.(a)	771,175	44,866,962
Autozone, Inc.(a)	303,505	219,686,024
Avago Technologies, Ltd.	2,550,811	318,876,883
AvalonBay Communities, Inc.	1,308,313	228,719,279
Avery Dennison Corp.	891,265	50,418,861
Baker Hughes, Inc.	4,249,522	221,145,125
Ball Corp.	1,354,977	84,279,569
Bank of America Corp.	103,035,485	1,605,292,856
Bank of New York Mellon Corp.	10,887,723	426,254,355
Baxalta, Inc.	5,314,778	167,468,655
Baxter International, Inc.	5,315,006	174,597,947
BB&T Corp.	7,627,200	271,528,320
Becton, Dickinson & Co.	2,070,124	274,622,650
Bed Bath & Beyond, Inc.(a)	1,695,868	96,698,393
Berkshire Hathaway, Inc. (Class B)(a)	18,455,872	2,406,645,709
Best Buy Co., Inc.	3,025,136	112,293,048
Biogen, Inc.(a)	2,309,944	674,064,759
BlackRock, Inc.	1,261,380	375,222,709
Boeing Co.	6,285,894	823,137,819
BorgWarner, Inc.	2,231,351	92,801,888
Boston Properties, Inc.	1,506,172	178,330,765
Boston Scientific Corp.(a)	13,166,128	216,056,160
Bristol-Myers Squibb Co.	16,414,738	971,752,490
Broadcom Corp. (Class A)	5,507,425	283,246,868
Brown-Forman Corp. (Class B)	1,029,647	99,772,794
C.H. Robinson Worldwide, Inc.	1,434,863	97,255,014
C.R. Bard, Inc.	728,710	135,765,960
CA, Inc.	3,119,973	85,175,263
Cablevision Systems Corp. (Class A)	2,164,707	70,288,036
Cabot Oil & Gas Corp.	4,079,382	89,175,291
Cameron International Corp.(a)	1,933,393	118,555,659
Campbell Soup Co.	1,742,441	88,306,910
Capital One Financial Corp.	5,338,176	387,124,524

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

September 30, 2015

Common Stocks	Shares	Value

Cardinal Health, Inc.	3,246,705	$249,411,878
CarMax, Inc.(a)	2,056,478	121,990,275
Carnival Corp.	4,560,053	226,634,634
Caterpillar, Inc.	5,917,996	386,800,219
CBRE Group, Inc. (Class A)(a)	2,856,418	91,405,376
CBS Corp. (Class B)	4,372,154	174,448,945
Celgene Corp.(a)	7,787,536	842,377,769
CenterPoint Energy, Inc.	4,152,566	74,912,291
CenturyLink, Inc.	5,553,246	139,497,540
Cerner Corp.(a)	3,007,090	180,305,116
CF Industries Holdings, Inc.	2,346,282	105,348,062
Charles Schwab Corp.	11,797,032	336,923,234
Chesapeake Energy Corp.	5,066,253	37,135,634
Chevron Corp.	18,523,510	1,461,134,469
Chipotle Mexican Grill, Inc.(a)	303,683	218,727,681
Chubb Corp.	2,233,409	273,927,614
CIGNA Corp.	2,531,250	341,769,375
Cimarex Energy Co.	919,821	94,263,256
Cincinnati Financial Corp.	1,425,704	76,702,875
Cintas Corp.	876,957	75,199,063
Cisco Systems, Inc.	50,022,895	1,313,100,994
Citigroup, Inc.	29,620,704	1,469,483,125
Citrix Systems, Inc.(a)	1,594,494	110,466,544
Clorox Co.	1,284,453	148,392,855
CME Group, Inc.	3,331,010	308,917,867
CMS Energy Corp.	2,691,399	95,060,213
Coach, Inc.	2,672,314	77,310,044
Coca-Cola Co.	38,491,933	1,544,296,352
Coca-Cola Enterprises, Inc.	2,073,591	100,258,125
Cognizant Technology Solutions Corp. (Class A)(a)	5,993,750	375,268,688
Colgate-Palmolive Co.	8,875,316	563,227,553
Columbia Pipeline Group, Inc.	3,098,329	56,668,437
Comcast Corp. (Class A)	20,698,102	1,177,308,042
Comcast Corp. (Special Class A)	3,734,326	213,752,820
Comerica, Inc.	1,761,857	72,412,323
Computer Sciences Corp.	1,373,674	84,316,110
ConAgra Foods, Inc.	4,251,479	172,227,414
ConocoPhillips	12,106,951	580,649,370
CONSOL Energy, Inc.	2,206,118	21,619,956
Consolidated Edison, Inc.	2,875,433	192,222,696
Constellation Brands, Inc. (Class A)	1,693,582	212,053,402
Corning, Inc.	12,057,749	206,428,663
Costco Wholesale Corp.	4,309,562	623,033,378
Crown Castle International Corp.	3,314,151	261,387,089
CSX Corp.	9,742,521	262,073,815
Cummins, Inc.	1,634,920	177,519,614

Common Stocks	Shares	Value

CVS Health Corp.	10,966,368	$1,058,035,185
D.R. Horton, Inc.	3,233,591	94,938,232
Danaher Corp.	5,847,102	498,231,561
Darden Restaurants, Inc.	1,118,757	76,679,605
DaVita, Inc.(a)	1,675,778	121,209,023
Deere & Co.	3,062,133	226,597,842
Delphi Automotive PLC	2,797,870	212,750,035
Delta Air Lines, Inc.	7,822,057	350,975,698
DENTSPLY International, Inc.	1,378,798	69,725,815
Devon Energy Corp.	3,794,788	140,748,687
Diamond Offshore Drilling, Inc.	677,543	11,721,494
Discover Financial Services	4,283,037	222,675,094
Discovery Communications, Inc. (Class A)(a)	1,448,211	37,696,932
Discovery Communications, Inc. (Class C)(a)	2,659,861	64,608,024
Dollar General Corp.	2,899,830	210,063,685
Dollar Tree, Inc.(a)	2,313,981	154,249,973
Dominion Resources, Inc.	5,828,422	410,204,340
Dover Corp.	1,574,428	90,025,793
Dow Chemical Co.	11,421,954	484,290,850
Dr. Pepper Snapple Group, Inc.	1,905,842	150,656,810
DTE Energy Co.	1,761,017	141,532,936
Duke Energy Corp.	6,788,494	488,364,258
Dun & Bradstreet Corp.	355,163	37,292,115
E*TRADE Financial Corp.(a)	2,845,963	74,934,206
E. I. du Pont de Nemours & Co.	8,876,145	427,830,189
Eastman Chemical Co.	1,455,507	94,200,413
Eaton Corp. PLC	4,632,493	237,646,891
eBay, Inc.(a)	11,036,998	269,744,231
Ecolab, Inc.	2,623,719	287,874,449
Edison International	3,188,720	201,112,570
Edwards Lifesciences Corp.(a)	1,055,861	150,111,758
Electronic Arts, Inc.(a)	3,046,037	206,369,007
Eli Lilly & Co.	9,580,565	801,797,485
EMC Corp.	19,064,432	460,596,677
Emerson Electric Co.	6,465,196	285,567,707
Endo International PLC(a)	2,051,414	142,121,962
Ensco PLC (Class A)	2,265,590	31,899,507
Entergy Corp.	1,748,352	113,817,715
EOG Resources, Inc.	5,389,138	392,329,246
EQT Corp.	1,479,487	95,826,373
Equifax, Inc.	1,177,112	114,391,744
Equinix, Inc.	558,896	152,802,166
Equity Residential	3,563,644	267,700,937
Essex Property Trust, Inc.	637,406	142,409,249

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

September 30, 2015

Common Stocks	Shares	Value

Estee Lauder Cos., Inc. (Class A)	2,199,420	$177,449,206
Eversource Energy	3,099,293	156,886,212
Exelon Corp.	8,457,280	251,181,216
Expedia, Inc.	968,692	113,995,675
Expeditors International of Washington, Inc.	1,907,585	89,751,874
Express Scripts Holding Co.(a)	6,634,323	537,114,790
Exxon Mobil Corp.	41,048,358	3,051,945,417
F5 Networks, Inc.(a)	721,397	83,537,773
Facebook, Inc. (Class A)(a)	22,289,657	2,003,840,164
Fastenal Co.	2,861,529	104,760,577
FedEx Corp.	2,588,032	372,624,847
Fidelity National Information Services, Inc.	2,779,582	186,454,361
Fifth Third Bancorp	8,063,821	152,486,855
First Solar, Inc.(a)	733,781	31,369,138
FirstEnergy Corp.	4,118,727	128,957,342
Fiserv, Inc.(a)	2,337,423	202,444,206
FLIR Systems, Inc.	1,389,451	38,890,733
Flowserve Corp.	1,333,821	54,873,396
Fluor Corp.	1,445,435	61,214,172
FMC Corp.	1,295,318	43,924,233
FMC Technologies, Inc.(a)	2,293,732	71,105,692
Ford Motor Co.	38,336,884	520,231,516
Fossil Group, Inc.(a)	439,218	24,543,502
Franklin Resources, Inc.	3,845,833	143,295,738
Freeport-McMoRan, Inc.	11,186,126	108,393,561
Frontier Communications Corp.	11,325,941	53,798,220
GameStop Corp. (Class A)	1,060,895	43,719,483
Gap, Inc.	2,334,045	66,520,283
Garmin, Ltd.	1,181,881	42,405,890
General Dynamics Corp.	2,983,362	411,554,788
General Electric Co.	99,391,401	2,506,651,133
General Growth Properties, Inc.	5,740,386	149,077,824
General Mills, Inc.	5,908,483	331,643,151
General Motors Co..	14,216,393	426,776,118
Genuine Parts Co.	1,494,343	123,866,091
Genworth Financial, Inc. (Class A)(a)	4,793,828	22,147,485
Gilead Sciences, Inc.	14,429,169	1,416,800,104
Goldman Sachs Group, Inc.	3,963,067	688,622,522
Goodyear Tire & Rubber Co.	2,681,142	78,637,895
H&R Block, Inc.	2,702,523	97,831,333
Halliburton Co.	8,353,769	295,305,734
Hanesbrands, Inc.	3,962,124	114,663,869
Harley-Davidson, Inc.	2,026,633	111,262,152
Harman International Industries, Inc.	698,725	67,070,613

Common Stocks	Shares	Value

Harris Corp.	1,206,205	$88,233,896
Hartford Financial Services Group, Inc.	4,124,637	188,825,882
Hasbro, Inc.	1,116,069	80,513,218
HCA Holdings, Inc.(a)	3,155,826	244,134,699
HCP, Inc.	4,532,600	168,839,350
Helmerich & Payne, Inc.	1,055,372	49,876,881
Henry Schein, Inc.(a)	821,033	108,967,500
Hershey Co.	1,453,463	133,544,180
Hess Corp.	2,381,229	119,204,324
Hewlett-Packard Co.	17,806,135	456,015,117
Home Depot, Inc.	12,636,011	1,459,332,910
Honeywell International, Inc.	7,695,358	728,673,449
Hormel Foods Corp.	1,308,324	82,829,992
Host Hotels & Resorts, Inc.	7,341,099	116,062,775
Hudson City Bancorp, Inc.	4,612,245	46,906,532
Humana, Inc.	1,466,541	262,510,839
Huntington Bancshares, Inc.	7,961,417	84,391,020
Illinois Tool Works, Inc.	3,240,858	266,755,022
Ingersoll-Rand PLC	2,613,513	132,688,055
Intel Corp.	46,799,693	1,410,542,747
Intercontinental Exchange, Inc.(b)	1,087,396	255,527,186
International Business Machines Corp.	8,866,319	1,285,350,265
International Flavors & Fragrances, Inc.	790,953	81,673,807
International Paper Co.	4,143,494	156,582,638
Interpublic Group of Cos., Inc.	4,143,999	79,274,701
Intuit, Inc.	2,711,518	240,647,223
Intuitive Surgical, Inc.(a)	361,932	166,336,709
Invesco, Ltd.	4,214,634	131,623,020
Iron Mountain, Inc.	1,889,867	58,623,674
Jacobs Engineering Group, Inc.(a)	1,286,957	48,170,801
JB Hunt Transport Services, Inc.	912,000	65,116,800
JM Smucker Co.	1,014,709	115,768,150
Johnson & Johnson	27,235,477	2,542,431,778
Johnson Controls, Inc.	6,438,460	266,294,706
Joy Global, Inc.	956,376	14,278,694
JPMorgan Chase & Co.	36,438,558	2,221,658,881
Juniper Networks, Inc.	3,540,177	91,017,951
Kansas City Southern	1,071,459	97,374,194
Kellogg Co.	2,506,994	166,840,451
Keurig Green Mountain, Inc.	1,184,368	61,752,948
KeyCorp	8,371,469	108,912,812
Kimberly-Clark Corp.	3,580,291	390,394,931
Kimco Realty Corp.	4,040,462	98,708,487
Kinder Morgan, Inc.	17,711,323	490,249,421

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

September 30, 2015

Common Stocks	Shares	Value

KLA-Tencor Corp.	1,550,173	$77,508,650
Kohl’s Corp.	1,974,554	91,441,596
Kraft Heinz Co.	5,850,513	412,929,208
Kroger Co.	9,603,563	346,400,517
L Brands, Inc.	2,532,487	228,253,053
L-3 Communications Holdings, Inc.	808,381	84,491,982
Laboratory Corp. of America Holdings(a)	981,530	106,466,559
Lam Research Corp.	1,553,765	101,507,467
Legg Mason, Inc.	1,083,632	45,089,928
Leggett & Platt, Inc.	1,334,306	55,040,123
Lennar Corp. (Class A)	1,752,444	84,345,130
Leucadia National Corp.	3,326,664	67,398,213
Level 3 Communications, Inc.(a)	2,889,083	126,224,036
Lincoln National Corp.	2,484,077	117,894,294
Linear Technology Corp.	2,306,601	93,071,350
Lockheed Martin Corp.	2,628,240	544,860,434
Loews Corp.	2,820,493	101,932,617
Lowe’s Cos., Inc.	9,105,571	627,555,953
LyondellBasell Industries NV (Class A)	3,662,778	305,329,174
M & T Bank Corp.	1,292,651	157,638,789
Macerich Co.	1,360,508	104,514,225
Macy’s, Inc.	3,256,658	167,131,689
Mallinckrodt PLC(a)	1,133,978	72,506,553
Marathon Oil Corp.	6,563,298	101,074,789
Marathon Petroleum Corp.	5,275,724	244,424,293
Marriott International, Inc. (Class A)	1,960,777	133,724,991
Marsh & McLennan Cos., Inc.	5,214,741	272,313,775
Martin Marietta Materials, Inc.	661,055	100,447,307
Masco Corp.	3,475,330	87,508,809
MasterCard, Inc. (Class A)	9,832,422	886,097,871
Mattel, Inc.	3,284,756	69,176,961
McCormick & Co., Inc.	1,138,119	93,530,619
McDonald’s Corp.	9,265,887	912,967,846
McGraw-Hill Cos., Inc.	2,679,163	231,747,600
McKesson Corp.	2,280,828	422,021,605
Mead Johnson Nutrition Co.	1,982,005	139,533,152
Medtronic PLC	13,917,268	931,621,920
Merck & Co., Inc.	27,705,806	1,368,389,758
MetLife, Inc.	10,947,224	516,161,612
Michael Kors Holdings, Ltd.(a)	1,902,645	80,367,725
Microchip Technology, Inc.	2,064,991	88,980,462
Micron Technology, Inc.(a)	10,497,810	157,257,194
Microsoft Corp.	78,701,656	3,483,335,295
Mohawk Industries, Inc.(a)	626,213	113,839,261
Molson Coors Brewing Co. (Class B)	1,557,838	129,331,711

Common Stocks	Shares	Value

Mondelez International, Inc. (Class A)	15,856,325	$663,904,328
Monsanto Co.	4,602,858	392,807,902
Monster Beverage Corp.(a)	1,498,502	202,507,560
Moody’s Corp.	1,742,547	171,118,115
Morgan Stanley	14,994,074	472,313,331
Mosaic Co.	3,327,103	103,506,174
Motorola Solutions, Inc.	1,555,044	106,333,909
Murphy Oil Corp.	1,625,155	39,328,751
Mylan NV(a)	4,042,767	162,761,799
Nasdaq, Inc.	1,162,730	62,008,391
National-Oilwell Varco, Inc.	3,798,663	143,019,662
Navient Corp.	3,817,719	42,911,162
NetApp, Inc.	3,048,130	90,224,648
Netflix, Inc.(a)	4,193,820	433,053,853
Newell Rubbermaid, Inc.	2,673,485	106,164,089
Newfield Exploration Co.(a)	1,574,669	51,806,610
Newmont Mining Corp.	5,193,195	83,454,644
News Corp. (Class A)	3,714,784	46,880,574
News Corp. (Class B)	1,093,354	14,016,798
NextEra Energy, Inc.	4,535,618	442,449,536
Nielsen Holdings PLC	3,627,066	161,295,625
NIKE, Inc. (Class B)	6,667,296	819,877,389
NiSource, Inc.	3,098,329	57,474,003
Noble Energy, Inc.	4,201,075	126,788,444
Nordstrom, Inc.	1,388,061	99,537,854
Norfolk Southern Corp.	2,965,878	226,593,079
Northern Trust Corp.	2,154,972	146,882,892
Northrop Grumman Corp.	1,842,505	305,763,705
NRG Energy, Inc.	3,286,502	48,804,555
Nucor Corp.	3,133,660	117,668,933
NVIDIA Corp.	5,020,023	123,743,567
O’Reilly Automotive, Inc.(a)	978,001	244,500,250
Occidental Petroleum Corp.	7,547,042	499,236,828
Omnicom Group, Inc.	2,427,912	159,999,401
Oneok, Inc.	2,029,331	65,344,458
Oracle Corp.	32,031,448	1,156,975,902
Owens-Illinois, Inc.(a)	1,598,822	33,127,592
PACCAR, Inc.	3,461,166	180,569,030
Parker-Hannifin Corp.	1,361,154	132,440,284
Patterson Cos., Inc.	813,951	35,203,381
Paychex, Inc.	3,187,850	151,837,296
PayPal Holdings, Inc.(a)	10,856,000	336,970,240
Pentair PLC	1,786,437	91,179,744
People’s United Financial, Inc.	3,079,933	48,447,346
Pepco Holdings, Inc.	2,482,120	60,116,946
PepsiCo, Inc.	14,457,848	1,363,375,066
PerkinElmer, Inc.	1,080,826	49,674,763
Perrigo Co. PLC	1,436,983	225,994,316
Pfizer, Inc.	60,712,092	1,906,966,810

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

September 30, 2015

Common Stocks	Shares	Value

PG&E Corp.	4,818,053	$254,393,198
Philip Morris International, Inc.	15,249,583	1,209,749,419
Phillips 66	4,694,145	360,698,102
Pinnacle West Capital Corp.	1,065,703	68,354,190
Pioneer Natural Resources Co.	1,465,723	178,290,546
Pitney Bowes, Inc.	1,937,121	38,451,852
Plum Creek Timber Co., Inc.	1,709,709	67,550,603
PNC Financial Services Group, Inc.	5,054,323	450,845,612
PPG Industries, Inc.	2,686,093	235,543,495
PPL Corp.	6,560,756	215,783,265
Praxair, Inc.	2,845,115	289,803,414
Precision Castparts Corp.	1,356,810	311,672,825
priceline.com, Inc.(a)	498,993	617,184,482
Principal Financial Group, Inc.	2,690,592	127,372,625
Procter & Gamble Co.	26,701,294	1,920,891,090
Progressive Corp.	5,783,172	177,196,390
ProLogis, Inc.	5,147,222	200,226,936
Prudential Financial, Inc.	4,446,495	338,867,384
Public Service Enterprise Group, Inc.	4,951,056	208,736,521
Public Storage, Inc.	1,447,778	306,393,258
Pulte Group, Inc.	3,303,633	62,339,555
PVH Corp.	803,363	81,894,824
Qorvo, Inc.(a)	1,438,545	64,806,452
QUALCOMM, Inc.	15,449,012	830,075,415
Quanta Services, Inc.(a)	2,115,877	51,225,382
Quest Diagnostics, Inc.	1,414,782	86,966,650
Ralph Lauren Corp.	592,160	69,969,626
Range Resources Corp.	1,649,062	52,967,871
Raytheon Co.	3,015,835	329,510,132
Realty Income Corp.	2,284,630	108,268,616
Red Hat, Inc.(a)	1,796,549	129,135,942
Regeneron Pharmaceuticals, Inc.(a)	761,534	354,219,925
Regions Financial Corp.	13,151,821	118,497,907
Republic Services, Inc.	2,367,266	97,531,359
Reynolds American, Inc.	8,163,648	361,404,697
Robert Half International, Inc.	1,342,464	68,680,458
Rockwell Automation, Inc.	1,328,083	134,760,582
Rockwell Collins, Inc.	1,311,327	107,319,002
Roper Industries, Inc.	986,949	154,654,908
Ross Stores, Inc.	4,099,324	198,694,234
Royal Caribbean Cruises, Ltd.	1,690,782	150,631,768
Ryder System, Inc.	505,206	37,405,452
Salesforce.com, Inc.(a)	6,110,127	424,226,118
SanDisk Corp.	2,011,119	109,264,095
SCANA Corp.	1,394,488	78,453,895
Schlumberger, Ltd.	12,491,412	861,532,686

Common Stocks	Shares	Value

Scripps Networks Interactive (Class A)	953,235	$46,889,630
Seagate Technology PLC	2,968,738	132,999,462
Sealed Air Corp.	2,069,415	97,014,175
Sempra Energy	2,318,918	224,285,749
Sherwin-Williams Co.	789,594	175,905,751
Sigma-Aldrich Corp.	1,172,685	162,909,400
Signet Jewelers, Ltd.	792,905	107,938,158
Simon Property Group, Inc.	3,056,385	561,519,052
Skyworks Solutions, Inc.	1,879,135	158,241,958
SL Green Realty Corp.	977,668	105,744,571
Snap-on, Inc.	566,870	85,563,358
Southern Co.	8,911,409	398,339,982
Southwest Airlines Co.	6,487,723	246,792,983
Southwestern Energy Co.(a)	3,765,524	47,784,500
Spectra Energy Corp.	6,541,109	171,834,933
St. Jude Medical, Inc.	2,754,625	173,789,291
Stanley Black & Decker, Inc.	1,531,649	148,539,320
Staples, Inc.	6,280,707	73,672,693
Starbucks Corp.	14,605,187	830,158,829
Starwood Hotels & Resorts Worldwide, Inc.	1,682,074	111,824,280
State Street Corp.(c)	4,038,276	271,412,530
Stericycle, Inc.(a)	825,158	114,952,761
Stryker Corp.	3,118,816	293,480,586
SunTrust Banks, Inc.	5,099,152	194,991,572
Symantec Corp.	6,741,332	131,253,734
Sysco Corp.	5,433,934	211,760,408
T. Rowe Price Group, Inc.	2,519,872	175,131,104
Target Corp.	6,183,061	486,359,578
TE Connectivity, Ltd.	3,975,528	238,094,372
TECO Energy, Inc.	2,272,604	59,678,581
TEGNA, Inc.	2,206,325	49,399,617
Tenet Healthcare Corp.(a)	963,402	35,568,802
Teradata Corp.(a)	1,421,315	41,161,282
Tesoro Corp.	1,236,457	120,233,079
Texas Instruments, Inc.	10,099,394	500,121,991
Textron, Inc.	2,723,086	102,496,957
Thermo Fisher Scientific, Inc.	3,908,757	477,962,806
Tiffany & Co.	1,103,328	85,198,988
Time Warner Cable, Inc.	2,776,084	497,946,187
Time Warner, Inc.	8,025,635	551,762,406
TJX Cos., Inc.	6,636,235	473,959,904
Torchmark Corp.	1,142,591	64,442,132
Total System Services, Inc.	1,618,388	73,523,367
Tractor Supply Co.	1,341,018	113,074,638
Transocean, Ltd.	3,317,816	42,866,183
Travelers Cos., Inc.	3,061,172	304,678,449
TripAdvisor, Inc.(a)	1,098,999	69,258,917

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

September 30, 2015

Common Stocks	Shares	Value

Twenty-First Century Fox, Inc. (Class A)	11,855,009	$319,848,143
Twenty-First Century Fox, Inc. (Class B)	4,373,316	118,385,664
Tyco International PLC	4,133,611	138,310,624
Tyson Foods, Inc. (Class A)	2,999,674	129,285,949
U.S. Bancorp	16,259,725	666,811,322
Under Armour, Inc. (Class A)(a)	1,775,039	171,788,274
Union Pacific Corp.	8,538,934	754,927,155
United Continental Holdings, Inc.(a)	3,729,148	197,831,301
United Parcel Service, Inc. (Class B)	6,876,776	678,669,023
United Rentals, Inc.(a)	945,330	56,767,067
United Technologies Corp.	8,129,721	723,463,872
UnitedHealth Group, Inc.	9,387,035	1,088,989,930
Universal Health Services, Inc. (Class B)	895,106	111,718,180
Unum Group	2,485,418	79,732,209
Urban Outfitters, Inc.(a)	998,086	29,323,767
V.F. Corp.	3,357,620	229,023,260
Valero Energy Corp.	4,889,717	293,871,992
Varian Medical Systems, Inc.(a)	978,532	72,196,091
Ventas, Inc.	3,238,934	181,574,640
VeriSign, Inc.(a)	981,872	69,280,888
Verizon Communications, Inc.	40,040,223	1,742,150,103
Vertex Pharmaceuticals, Inc.(a)	2,393,973	249,308,348
Viacom, Inc. (Class B)	3,417,341	147,458,264
Visa, Inc. (Class A)	19,214,193	1,338,460,684
Vornado Realty Trust	1,744,703	157,756,045
Vulcan Materials Co.	1,288,198	114,907,262
W.W. Grainger, Inc.	593,160	127,535,332
Wal-Mart Stores, Inc.	15,534,061	1,007,228,515

Common Stocks	Shares	Value

Walgreens Boots Alliance, Inc.	8,602,156	$714,839,164
Walt Disney Co.	15,282,843	1,561,906,555
Waste Management, Inc.	4,166,146	207,515,732
Waters Corp.(a)	824,757	97,494,525
WEC Energy Group, Inc.	3,093,693	161,552,648
Wells Fargo & Co.	46,011,081	2,362,669,009
Welltower, Inc.	3,464,313	234,603,276
Western Digital Corp.	2,271,906	180,480,213
Western Union Co.	5,110,300	93,825,108
WestRock Co.	2,559,689	131,670,402
Weyerhaeuser Co.	5,142,969	140,608,772
Whirlpool Corp.	771,967	113,679,860
Whole Foods Market, Inc.	3,525,609	111,585,525
Williams Cos., Inc.	6,718,214	247,566,186
Wyndham Worldwide Corp.	1,162,019	83,549,166
Wynn Resorts, Ltd.	788,460	41,882,995
Xcel Energy, Inc.	4,977,964	176,269,705
Xerox Corp.	9,879,502	96,127,554
Xilinx, Inc.	2,558,713	108,489,431
XL Group PLC	3,010,082	109,326,178
Xylem, Inc.	1,786,853	58,698,121
Yahoo!, Inc.(a)	8,528,670	246,563,850
Yum! Brands, Inc.	4,242,654	339,200,187
Zimmer Holdings, Inc.	1,663,814	156,282,049
Zions Bancorporation	1,979,867	54,525,537
Zoetis, Inc.	4,506,108	185,561,527

Total Common Stocks(d) (Cost $187,265,485,366)		$166,521,059,535

(a)	Non-income producing security
(b)	Affiliate of the Sponsor. See the table below for more information.
(c)	Affiliate of the Trustee. See the table below for more information.
(d)	The values of the securities of the Trust are determined based on Level 1 inputs (Note 2).

PLC = Public Limited Company

INVESTMENTS IN AFFILIATES OF THE TRUSTEE AND THE SPONSOR

SPDR S&P 500 ETF Trust has invested in State Street Corp., which is considered an affiliate of the Trustee, and Intercontinental Exchange, Inc., which is considered an affiliate of the Sponsor. Amounts related to these investments at September 30, 2015 and for the year then ended are (Note 3):

	Number of Shares Held at 9/30/14	Cost at 9/30/2014	Value at 9/30/2014	Purchased*		Sold*		Number of Shares Held at 9/30/15	Value at 9/30/15	Dividend Income	Realized Gain
				Cost	Shares	Proceeds	Shares
State Street Corp.	4,345,108	$304,063,006	$319,843,400	$353,485,900	4,703,996	$373,197,530	5,010,828	4,038,276	$271,412,530	$5,474,530	$23,501,116
Intercontinental Exchange, Inc.	1,163,922	237,253,071	227,022,986	285,683,784	1,269,782	301,548,437	1,346,308	1,087,396	255,527,186	3,154,917	26,928,011

*	Purchased and Sold figures include securities received or delivered from processing creations or redemptions of Units.

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

September 30, 2015

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2015*

INDUSTRY	PERCENT OF NET ASSETS**
Pharmaceuticals	6.01%
Oil, Gas & Consumable Fuels	5.77
Technology Hardware, Storage & Peripherals	4.57
Insurance	4.20
Software	3.97
Internet Software & Services	3.87
IT Services	3.77
Diversified Financial Services	3.70
Biotechnology	3.58
Media	3.34
Banks	2.82
Health Care Providers & Services	2.81
Specialty Retail	2.69
Aerospace & Defense	2.68
Real Estate Investment Trusts (REITs)	2.56
Food & Staples Retailing	2.44
Diversified Telecommunication Services	2.42
Semiconductors & Semiconductor Equipment	2.41
Industrial Conglomerates	2.33
Beverages	2.28
Capital Markets	2.14
Chemicals	2.10
Internet & Catalog Retail	1.90
Hotels, Restaurants & Leisure	1.88
Household Products	1.81
Food Products	1.70
Health Care Equipment & Supplies	1.69
Electric Utilities	1.68
Tobacco	1.57
Communications Equipment	1.51
Multi-Utilities	1.34
Machinery	1.23
Energy Equipment & Services	1.11
Textiles, Apparel & Luxury Goods	1.00
Road & Rail	0.87
Consumer Finance	0.76
Air Freight & Logistics	0.74
Multiline Retail	0.73
Automobiles	0.64
Airlines	0.63
Electrical Equipment	0.56
Commercial Services & Supplies	0.46
Household Durables	0.44
Life Sciences Tools & Services	0.44
Auto Components	0.39
Electronic Equipment, Instruments & Components	0.38
Metals & Mining	0.26

INDUSTRY	PERCENT OF NET ASSETS**
Professional Services	0.23%
Containers & Packaging	0.21
Trading Companies & Distributors	0.17
Construction Materials	0.13
Health Care Technology	0.11
Personal Products	0.11
Construction & Engineering	0.10
Paper & Forest Products	0.09
Leisure Products	0.09
Building Products	0.09
Gas Utilities	0.08
Distributors	0.07
Independent Power & Renewable Electricity Producers	0.07
Diversified Consumer Services	0.06
Thrifts & Mortgage Finance	0.06
Real Estate Management & Development	0.05
Other Assets & Liabilities	0.10

TOTAL	100.00%

*	SPDR S&P 500 ETF Trust’s industry breakdown is expressed as a percentage of net assets and may change over time.

**	Each security is valued based on Level 1 inputs. (Note 2)

REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Statement of Assets and Liabilities

September 30, 2015

ASSETS
Investments in unaffiliated issuers, at value	$165,994,119,819
Investments in affiliates of the Trustee and the Sponsor, at value	526,939,716

Total investments	166,521,059,535
Cash	932,164,435
Dividends receivable — unaffiliated issuers net of withholding tax	195,965,737
Dividends receivable — affiliated issuers	1,388,613

Total Assets	167,650,578,320

LIABILITIES
Payable for units of fractional undivided interest (“Units”) redeemed in-kind	180,998
Income distribution payable	919,630,875
Accrued Trustee expense (Note 3)	5,640,042
Accrued marketing expense (Note 3)	16,965,194
Accrued expenses and other liabilities	24,260,319

Total Liabilities	966,677,428

NET ASSETS	$166,683,900,892

NET ASSETS CONSIST OF:
Paid in Capital (Note 4)	$193,671,312,074
Distribution in excess of net investment income	(919,630,875)
Accumulated net realized loss on investments	(5,323,354,476)
Net unrealized depreciation on investments	(20,744,425,831)

NET ASSETS	$166,683,900,892

NET ASSET VALUE PER UNIT	$191.77

UNITS OUTSTANDING, UNLIMITED UNITS AUTHORIZED	869,182,116

COST OF INVESTMENTS:
Unaffiliated issuers	$186,709,316,445
Affiliates of the Trustee and the Sponsor (Note 3)	556,168,921

Total Cost of Investments	$187,265,485,366

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Statements of Operations

	For the Year Ended September 30, 2015	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$4,005,208,734	$3,282,246,167	$2,928,179,277
Dividend income — affiliates of the Trustee and the Sponsor	8,629,447	7,737,949	7,182,288
Foreign taxes withheld	(400,124)	(55,714)	(2,155,873)

Total Investment Income	4,013,438,057	3,289,928,402	2,933,205,692

EXPENSES
Trustee expense (Note 3)	105,581,093	94,051,423	74,263,542
S&P license fee (Note 3)	55,780,384	49,409,863	39,725,196
Marketing expense (Note 3)	36,786,924	32,539,910	26,083,464
Legal and audit services	558,523	31,642	475,897
Other expenses	3,771,679	2,594,912	3,081,480

Total Expenses	202,478,603	178,627,750	143,629,579
Trustee expense waiver	(28,513,292)	(24,863,548)	(20,385,210)

Net Expenses	173,965,311	153,764,202	123,244,369

NET INVESTMENT INCOME	3,839,472,746	3,136,164,200	2,809,961,323

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions — unaffiliated issuers	20,747,712,041	19,553,859,588	16,411,092,129
Investment transactions — affiliates of the Trustee and the Sponsor	50,429,127	71,893,864	75,913,401
Net change in unrealized appreciation (depreciation) on:
Investment transactions — unaffiliated issuers	(25,396,805,455)	4,246,483,070	2,965,943,531
Investment transactions — affiliates of the Trustee and the Sponsor	(34,779,514)	(15,568,822)	65,931,190

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(4,633,443,801)	23,856,667,700	19,518,880,251

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(793,971,055)	$26,992,831,900	$22,328,841,574

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Statements of Changes in Net Assets

	For the Year Ended September 30, 2015	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$3,839,472,746	$3,136,164,200	$2,809,961,323
Net realized gain (loss) on investment transactions	20,798,141,168	19,625,753,452	16,487,005,530
Net change in unrealized appreciation (depreciation) on investment transactions	(25,431,584,969)	4,230,914,248	3,031,874,721

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(793,971,055)	26,992,831,900	22,328,841,574

NET EQUALIZATION CREDITS AND CHARGES	69,539,438	62,384,940	69,879,138

DISTRIBUTIONS TO UNITHOLDERS FROM NET INVESTMENT INCOME	(3,768,615,848)	(3,236,399,773)	(2,898,906,428)

INCREASE (DECREASE) IN NET ASSETS FROM UNIT TRANSACTIONS:
Proceeds from issuance of Units	515,823,857,164	384,831,248,199	421,569,465,638
Cost of Units redeemed	(524,519,686,326)	(373,296,420,608)	(414,539,883,142)
Net income equalization (Note 2)	(69,539,438)	(62,384,940)	(69,879,138)

NET INCREASE (DECREASE) IN NET ASSETS FROM ISSUANCE AND REDEMPTION OF UNITS	(8,765,368,600)	11,472,442,651	6,959,703,358

Contribution by Trustee (Note 3)	26,920,521	—	—

NET INCREASE (DECREASE) IN NET ASSETS DURING THE YEAR	(13,231,495,544)	35,291,259,718	26,459,517,642
NET ASSETS AT BEGINNING OF YEAR	179,915,396,436	144,624,136,718	118,164,619,076

NET ASSETS AT END OF YEAR*	$166,683,900,892	$179,915,396,436	$144,624,136,718

UNIT TRANSACTIONS:
Units sold	2,537,300,000	2,061,700,000	2,724,700,000
Units redeemed	(2,581,500,000)	(2,009,400,000)	(2,684,200,000)

NET INCREASE (DECREASE)	(44,200,000)	52,300,000	40,500,000

*INCLUDES DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(919,630,875)	$(804,394,943)	$(704,159,370)

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Financial Highlights

Selected data for a Unit outstanding throughout each year

	For the Year Ended September 30, 2015		For the Year Ended September 30, 2014	For the Year Ended September 30, 2013	For the Year Ended September 30, 2012	For the Year Ended September 30, 2011
Net asset value, beginning of year	$196.98		$167.96	$144.00	$113.12	$114.13

Investment operations:
Net investment income (1)	4.28		3.60	3.36	2.77	2.42
Net realized and unrealized gain (loss) on investments	(5.47)		29.03	23.91	30.80	(1.16)

Total from investment operations	(1.19)		32.63	27.27	33.57	1.26

Net equalization credits and charges (1)	0.08		0.07	0.08	0.16	0.19

Contribution by Trustee	0.03	(2)	—	—	—	—

Less distributions from:
Net investment income	(4.13)		(3.68)	(3.39)	(2.85)	(2.46)

Net asset value, end of year	$191.77		$196.98	$167.96	$144.00	$113.12

Total return (3)	(0.64	)%(4)	19.57%	19.09%	29.96%	1.01%

Ratios and supplemental data
Ratio to average net assets:
Net investment income	2.09%		1.93%	2.15%	2.08%	1.92%
Total expenses (5)	0.09%		0.09%	0.09%	0.09%	0.09%
Total expenses excluding Trustee earnings credit	0.11%		0.11%	0.11%	0.11%	0.11%
Total expenses excluding Trustee earnings credit and fee waivers	0.11%		0.11%	0.11%	0.11%	0.11%
Portfolio turnover rate (6)	2.77%		3.54%	2.99%	3.80%	3.72%
Net assets, end of year (000’s)	$166,683,901		$179,915,396	$144,624,137	$118,164,619	$80,865,260

(1)	Per Unit numbers have been calculated using the average shares method, which more appropriately presents per Unit data for the year.
(2)	Contribution paid by the Trustee in the amount of $26,920,521. (See Note 3).
(3)	Total return is calculated assuming a purchase of Units at net asset value per Unit on the first day and a sale at net asset value per Unit on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Unit on the respective payment dates of the Trust. Broker commission charges are not included in this calculation.
(4)	Total return would have been lower by 0.01% if the Trustee had not made a contribution. (See Note 3).
(5)	Net of expenses waived by the Trustee.
(6)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions of Units.

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Notes to Financial Statements

September 30, 2015

Note 1 — Organization

SPDR S&P 500 ETF Trust (the “Trust”) is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940, as amended. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the component common stocks, in substantially the same weighting, which comprise the Standard & Poor’s 500® Index (the “S&P 500 Index”). Each unit of fractional undivided interest in the Trust is referred to as a “Unit”. The Trust commenced operations on January 22, 1993 upon the initial issuance of 150,000 Units (equivalent to three “Creation Units” — see Note 4) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust.

Under the Amended and Restated Standard Terms and Conditions of the Trust, as amended (the “Trust Agreement”), PDR Services, LLC, as sponsor of the Trust (the “Sponsor”), and State Street Bank and Trust Company, as trustee of the Trust (the “Trustee”), are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trustee expects the risk of material loss to be remote.

On November 13, 2013, the Sponsor became an indirect, wholly-owned subsidiary of Intercontinental Exchange, Inc. (“ICE”), following the acquisition of NYSE Holdings LLC (the parent company of the Sponsor) by ICE. As the parent company, ICE is the publicly-traded entity, trading on the New York Stock Exchange under the symbol “ICE.”

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Trustee to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Trust is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in Financial Accounting Standards Board Accounting Standards Codification 946, Financial Services Investment Companies.

Security Valuation

The Trust’s investments are valued at fair value each day that the Trust’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Trust’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Trust are valued pursuant to policies and procedures developed by the oversight committee of the Trustee (the “Committee”). The Committee provides oversight of the valuation of investments for the Trust. Valuation techniques used to value the Trust’s equity investments are as follows:

Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the

SPDR S&P 500 ETF Trust

Notes to Financial Statements (continued)

September 30, 2015

Note 2 — Significant Accounting Policies – (continued)

primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

In the event that prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Trustee.

Fair value pricing could result in a difference between the prices used to calculate the Trust’s net asset value and the prices used by the Trust’s underlying index, “S&P 500 Index,” which, in turn, could result in a difference between the Trust’s performance and the performance of the S&P 500 Index.

The Trust values its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with the investment.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Trust did not hold any investments valued using Level 2 or Level 3 inputs as of September 30, 2015 and did not have any transfers between levels for the year ended September 30, 2015.

Investment Transactions and Income Recognition

Investment transactions are accounted for on the trade date for financial reporting purposes. Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Trust may include a return of capital that is estimated by the Trustee. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The Trust invests in real estate investment trusts (“REITs”). REITs determine the characterization of their income annually and may

SPDR S&P 500 ETF Trust

Notes to Financial Statements (continued)

September 30, 2015

Note 2 — Significant Accounting Policies – (continued)

characterize a portion of their distributions as a return of capital or capital gain. The Trust’s policy is to record all REIT distributions as dividend income initially and re-designate the prior calendar year’s return of capital or capital gain distributions at year end. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method.

Distributions

The Trust declares and distributes dividends from net investment income to its holders of Units (“unitholders”), if any, quarterly. Capital gain distributions, if any, are generally declared and paid annually. Additional distributions may be paid by the Trust to avoid imposition of federal income and excise tax on any remaining undistributed net investment income and capital gains. The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

Equalization

The Trust follows the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring the Trust’s Units, equivalent on a per Unit basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per Unit is unaffected by sales or reacquisitions of the Trust’s Units. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

Federal Income Taxes

For U.S. federal income tax purposes, the Trust has qualified as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (a “RIC”), and intends to continue to qualify as a RIC. As a RIC, the Trust will generally not be subject to U.S. federal income tax for any taxable year on income, including net capital gains, that it distributes to its Unitholders, provided that it distributes on a timely basis at least 90% of its “investment company taxable income” determined prior to the deduction for dividends paid by the Trust (generally, its taxable income other than net capital gain) for such taxable year. In addition, provided that the Trust distributes substantially all of its ordinary income and capital gains during each calendar year, the Trust will not be subject to U.S. federal excise tax. Income and capital gain distributions are determined in accordance with tax regulations which may differ from U.S. GAAP. These book-tax differences are primarily due to differing treatments for Equalization, in-kind transactions, REITs and losses deferred due to wash sales.

GAAP requires the evaluation of tax positions taken in the course of preparing the Trust’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities.

The Trust has reviewed its tax positions for the open tax years as of September 30, 2015 and has determined that no provision for income tax is required in the Trust’s financial statements. The Trust’s federal tax returns for the prior three fiscal years remain subject to examinations by the Trust’s major tax jurisdictions, which include the United States of America, the Commonwealth of Massachusetts and the State of New York. The Trust recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. There were no such expenses for the year ending September 30, 2015.

SPDR S&P 500 ETF Trust

Notes to Financial Statements (continued)

September 30, 2015

Note 2 — Significant Accounting Policies – (continued)

No income tax returns are currently under examination. The Trustee has analyzed the relevant tax laws and regulations and their application to the Trust’s facts and circumstances and does not believe there are any uncertain tax positions that require recognition of any tax liabilities. Any potential tax liability is also subject to ongoing interpretation of laws by taxing authorities. The tax treatment of the Trust’s investments may change over time based on factors including, but not limited to, new tax laws, regulations and interpretations thereof.

During the year ended September 30, 2015, the Trust reclassified $20,994,772,151 of non-taxable security gains realized from the in-kind redemption of Creation Units (Note 4) as an increase to paid in capital in the Statement of Assets and Liabilities.

At September 30, 2015, the Trust had the following capital loss carryforwards that may be utilized to offset any net realized gains, expiring September 30:

2016	$917,820,735
2017	2,553,965,847
2018	188,539,023
Non-Expiring – Short Term	225,974,901
Non-Expiring – Long Term	1,431,208,137

During the tax year ended September 30, 2015, the Trust utilized capital loss carryforwards of $0 and had $1,056,971,322 of capital loss carryforwards expire.

At September 30, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$187,271,331,198	$2,173,839,582	$22,924,111,245	$(20,750,271,663)

The tax character of distributions paid during the years ended September 30, 2015, 2014 and 2013 were as follows:

Distributions paid from:	2015	2014	2013
Ordinary Income	$3,768,615,848	$3,236,399,773	$2,898,906,428

As of September 30, 2015, the components of distributable earnings (excluding unrealized appreciation/(depreciation)) were undistributed ordinary income of $0 and undistributed capital gain of $0.

Note 3 — Transactions with the Trustee and Sponsor

In accordance with the Trust Agreement, the Trustee maintains the Trust’s accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including the filing of certain regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities which must be delivered and/or received in exchange for the issuance and/or redemption of Creation Units of the Trust, and for adjusting the composition of the Trust’s portfolio from time to time to conform to changes in the composition and/or

SPDR S&P 500 ETF Trust

Notes to Financial Statements (continued)

September 30, 2015

Note 3 — Transactions with the Trustee and Sponsor – (continued)

weighting structure of the S&P 500 Index. For these services, the Trustee received a fee at the following annual rates for the year ended September 30, 2015:

Net asset value of the Trust	Fee as a percentage of net asset value of the Trust
$0 – $499,999,999	0.10% per annum plus or minus the Adjustment Amount
$500,000,000 – $2,499,999,999	0.08% per annum plus or minus the Adjustment Amount
$2,500,000,000 and above	0.06% per annum plus or minus the Adjustment Amount

The adjustment amount (the “Adjustment Amount”) is the sum of (a) the excess or deficiency of transaction fees received by the Trustee, less the expenses incurred in processing orders for the creation and redemption of Units and (b) the amounts earned by the Trustee with respect to the cash held by the Trustee for the benefit of the Trust. During the year ended September 30, 2015, the Adjustment Amount reduced the Trustee’s fee by $5,379,678. The Adjustment Amount included an excess of net transaction fees from processing orders of $4,617,041 and a Trustee earnings credit of $762,637.

The Trustee has voluntarily agreed to waive a portion of its fee, as needed, for one year until February 1, 2016, so that the total operating expenses would not exceed 0.0945% per annum of the daily Net Asset Value (“NAV”) of the Trust. The total amount of such waivers by the Trustee for the years ended September 30, 2015, September 30, 2014 and September 30, 2013 are identified in the Statements of Operations. The Trustee has not entered into an agreement with the Trust to recapture waived fees in subsequent periods, and the Trustee may discontinue the voluntary waiver.

In accordance with the Trust Agreement and under the terms of an exemptive order issued by the Securities and Exchange Commission, dated December 30, 1997, the Sponsor is reimbursed by the Trust for certain expenses up to a maximum of 0.20% of the Trust’s net asset value on an annualized basis. The expenses reimbursed to the Sponsor for the years ended October 31, 2015, 2014 and 2013 did not exceed 0.20% per annum.

S&P Dow Jones Indices LLC (“S&P”), per a license from Standard & Poor’s Financial Services LLC, and State Street Global Markets, LLC (“SSGM” or the “Marketing Agent”) have entered into a license agreement (the “License Agreement”). The License Agreement grants SSGM, an affiliate of the Trustee, a license to use the S&P 500 Index and to use certain trade names and trademarks of S&P in connection with the Trust. The S&P 500 Index also serves as the basis for determining the composition of the Trust’s portfolio. The Trustee (on behalf of the Trust), the Sponsor and NYSE Arca, Inc. (“NYSE Arca”) have each received a sublicense from SSGM for the use of the S&P 500 Index and certain trade names and trademarks in connection with their rights and duties with respect to the Trust. The License Agreement may be amended without the consent of any of the owners of beneficial interests of Units. Currently, the License Agreement is scheduled to terminate on December 31, 2017, but its term may be extended without the consent of any of the owners of beneficial interests of Units. Pursuant to such arrangements and in accordance with the Trust Agreement, the Trust reimburses the Sponsor for payment of fees under the License Agreement to S&P equal to 0.03% of the daily size of the Trust (based on Unit closing price and outstanding Units) plus an annual license fee of $600,000.

The Sponsor has entered into an agreement with the Marketing Agent pursuant to which the Marketing Agent has agreed to market and promote the Trust. The Marketing Agent is reimbursed by the Sponsor for the expenses it

SPDR S&P 500 ETF Trust

Notes to Financial Statements (continued)

September 30, 2015

Note 3 — Transactions with the Trustee and Sponsor – (continued)

incurs for providing such services out of amounts that the Trust reimburses the Sponsor. Expenses incurred by the Marketing Agent include, but are not limited to: printing and distribution of marketing materials describing the Trust, associated legal, consulting, advertising and marketing costs and other out-of-pocket expenses.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of the Units. The Sponsor pays the Distributor for its services a flat annual fee of $35,000, and the Trust does not reimburse the Sponsor for this fee.

Investments in Affiliates of the Trustee and the Sponsor

The Trust has invested in companies that are considered affiliates of the Trustee (State Street Corp.) and the Sponsor (ICE). Such investments were made according to the representative portion of the S&P 500 Index. The market value of these investments at September 30, 2015 are listed in the Schedule of Investments.

Contribution from the Trustee

On July 20, 2015, the Trustee made a cash contribution to the Trust in connection with the correction of a class action processing error.

Note 4 — Unitholder Transactions

Units are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Units. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income per Unit (income equalization) and a balancing cash component to equate the transaction to the NAV per Unit of the Trust on the transaction date. There is a transaction fee payable to the Trustee in connection with each creation and redemption of Creation Units made through the clearing process (the “Transaction Fee”). The Transaction Fee is non-refundable, regardless of the NAV of the Trust. The Transaction Fee is the lesser of $3,000 or 0.10% (10 basis points) of the value of one Creation Unit at the time of creation per participating party per day, regardless of the number of Creation Units created or redeemed on such day. The Transaction Fee is currently $3,000. For creations and redemptions outside the clearing process, including orders from a participating party restricted from engaging in transactions in one or more of the common stocks that are included in the S&P 500 Index, an additional amount not to exceed three (3) times the Transaction Fee applicable for one Creation Unit is charged per Creation Unit per day.

Note 5 — Investment Transactions

For the year ended September 30, 2015, the Trust had in-kind contributions, in-kind redemptions, purchases and sales of investment securities of $203,381,038,879, $212,149,481,404, $6,238,069,055, and $5,052,074,589, respectively. Net realized gain (loss) on investment transactions in the Statements of Operations includes net gains resulting from in-kind transactions of $20,925,560,095.

Note 6 — Market Risk

In the normal course of business, the Trust invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk). Due to the level of risk associated with certain investments, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

An investment in the Trust involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and

SPDR S&P 500 ETF Trust

Notes to Financial Statements (continued)

September 30, 2015

Note 6 — Market Risk – (continued)

perceived trends in stock prices. The value of a Unit will decline, more or less, in correlation with any decline in value of the S&P 500 Index. The values of equity securities could decline generally or could underperform other investments. The Trust would not sell an equity security because the security’s issuer was in financial trouble unless that security was removed from the S&P 500 Index.

Note 7 — Subsequent Events

The Trustee has evaluated the impact of all subsequent events of the Trust through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SPDR S&P 500 ETF Trust

Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm

To the Trustee and Unitholders of SPDR S&P 500 ETF Trust:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the SPDR S&P 500 ETF Trust at September 30, 2015, the results of its operations, the changes in its net assets, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2015 by correspondence with the custodian and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

November 25, 2015

SPDR S&P 500 ETF Trust

Other Information

September 30, 2015 (Unaudited)

For U.S. federal income tax purposes, the percentage of Trust distributions that qualify for the corporate dividends received deduction for the fiscal year ended September 30, 2015 is 91.69%.

For the fiscal year ended September 30, 2015, certain dividends paid by the Trust may be designated as qualified dividend income for U.S. federal income tax purposes and subject to a maximum U.S. federal income tax rate of 20% in the case of certain non-corporate shareholders that meet applicable holding period requirements with respect to their Units. Complete information will be reported in conjunction with your 2015 Form 1099-DIV.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Bid/Ask Price (1) vs Net Asset Value

As of September 30, 2015

	Bid/Ask Price Above NAV			Bid/Ask Price Below NAV
	50-99 BASIS POINTS	100-199 BASIS POINTS	> 200 BASIS POINTS	50-99 BASIS POINTS	100-199 BASIS POINTS	> 200 BASIS POINTS
2015	0	0	0	0	0	0
2014	0	0	0	0	0	0
2013	0	0	0	0	0	0
2012	0	0	0	0	0	0
2011	0	0	0	0	0	0

Comparison of Total Returns Based on NAV and Bid/Ask Price (1)

The table below is provided to compare the Trust’s total pre-tax return at NAV with the total pre-tax returns based on bid/ask price and the performance of the S&P 500 Index. Past performance is not necessarily an indication of how the Trust will perform in the future. The return based on NAV shown in the table below reflects the impact of a fee waiver and, without this waiver, returns would have been lower.

Cumulative Total Return

	1 Year	5 Year	10 Year
SPDR S&P 500 ETF Trust
Return Based on NAV	-0.64%	85.73%	91.32%
Return Based on Bid/Ask Price	-0.70%	85.68%	91.22%
S&P 500 Index	-0.61%	87.02%	93.05%

SPDR S&P 500 ETF Trust

Other Information (continued)

September 30, 2015 (Unaudited)

Average Annual Total Return

	1 Year	5 Year	10 Year
SPDR S&P 500 ETF Trust
Return Based on NAV	-0.64%	13.18%	6.70%
Return Based on Bid/Ask Price	-0.70%	13.18%	6.70%
S&P 500 Index	-0.61%	13.34%	6.80%

(1)	Currently, the bid/ask price is the midpoint of the best bid and best offer prices on NYSE Arca at the time the Trust’s NAV is calculated, ordinarily 4:00 p.m. Through November 28, 2008, the bid/ask price was the midpoint of the best bid and best offer prices on NYSE Alternext US (formerly the American Stock Exchange and now NYSE MKT) at the close of trading, ordinarily 4:00 p.m.

SPDR S&P 500 ETF Trust

(Unaudited)

Sponsor

PDR Services LLC

c/o NYSE Holdings LLC

11 Wall Street

New York, NY 10005

Trustee

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Distributor

ALPS Distributors, Inc.

1290 Broadway Suite 1100

Denver, CO 80203

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

101 Seaport Boulevard, Suite 500

Boston, MA 02210

SPDRAR

IBG-17343